Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	49,761	45,069
Investment in associate	15,307	15,538
Deposits	1,270	1,463
Total non-current assets	69,833	65,565
Current assets
Receivable from associate	1,312	804
Other receivables	4,775	3,136
Prepayments	10,185	7,648
Income taxes receivable	921	1,473
Cash and cash equivalents	534,381	598,106
Total current assets	551,574	611,167
Total assets	621,407	676,732
Equity
Share capital	6,443	6,443
Distributable equity	542,389	590,671
Total equity	548,832	597,114
Non-current liabilities
Lease liabilities	30,760	30,720
Other payables		908
Total non-current liabilities	30,760	31,628
Current liabilities
Lease liabilities	6,307	5,899
Contract liabilities	343	858
Trade payables	27,277	27,765
Other payables	7,679	13,349
Income taxes payable	209	119
Total current liabilities	41,815	47,990
Total liabilities	72,575	79,618
Total equity and liabilities	€ 621,407	€ 676,732